Derivative Warrant Liabilities (Tables)	6 Months Ended
Apr. 30, 2025
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
April 30, 2025
Share Price	$1.01
Exercise Price	$1.077 – $1.60
Expected life	2.93 – 3.71 years
Risk-free interest rate	3.58 – 3.63%
Dividend yield	0.00%
Expected volatility	137.39 – 138.49%

Schedule of Changes in the Warrant Liability	The following table presents the changes in the derivative warrant liability during the period:
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,179,518)
Balance as of April 30, 2025	$2,318,263